Pension obligations (Schedule of detailed information about remeasurement on net defined benefit liability) - (Details) - Pension obligations [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Pension Obligations [Line Items]
Return on plan assets (excluding amounts included in net interest expense)	$ (15,377)	$ (21,460)
Actuarial gains arising from changes in demographic assumptions	(1,461)	0
Actuarial losses arising from changes in financial assumptions	16,967	29,609
Actuarial (gains)/losses arising from changes experience adjustments	(2,625)	(2,258)
Components recognized in statements of comprehensive income	(2,496)	5,891
Total pension cost	$ 11,290	$ 18,574